Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST X
Prospectus Date	rr_ProspectusDate	Apr. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Strategic Income Fund	February 1, 2020
Pioneer Emerging Markets Equity Fund	February 1, 2020
Pioneer Equity Income Fund	March 1, 2020
Pioneer Flexible Opportunities Fund	March 1, 2020
Pioneer Floating Rate Fund	March 1, 2020
Pioneer Global High Yield Fund	March 1, 2020
Pioneer Global Multisector Income Fund	March 1, 2020
Pioneer High Yield Fund	March 1, 2020
Pioneer Mid Cap Value Fund	March 1, 2020
Pioneer International Equity Fund	April 1, 2020
Pioneer Select Mid Cap Growth Fund	April 1, 2020
Pioneer AMT-Free Municipal Fund	April 1, 2020
Pioneer Fund	May 1, 2019
Pioneer Real Estate Shares	May 1, 2019
Pioneer Core Equity Fund	May 1, 2019
Pioneer U.S. Government Money Market Fund	May 1, 2019
Pioneer Multi-Asset Ultrashort Income Fund	August 1, 2019
Pioneer Dynamic Credit Fund	August 1, 2019
Pioneer Fundamental Growth Fund	August 1, 2019
Pioneer Bond Fund	November 1, 2019
Pioneer Balanced ESG Fund	December 1, 2019
Pioneer Multi-Asset Income Fund	December 1, 2019
Pioneer Solutions - Balanced Fund	December 1, 2019
Pioneer Disciplined Growth Fund	December 31, 2019
Pioneer Disciplined Value Fund	December 31, 2019
Pioneer Global Equity Fund	December 31, 2019
Pioneer High Income Municipal Fund	December 31, 2019
Pioneer Corporate High Yield Fund	December 31, 2019
Pioneer Short Term Income Fund	December 31, 2019

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER SERIES TRUST XIV | Pioneer Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Strategic Income Fund	February 1, 2020

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER SERIES TRUST XIV | Pioneer Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Emerging Markets Equity Fund	February 1, 2020

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER EQUITY INCOME FUND | Pioneer Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Equity Income Fund	March 1, 2020

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
Pioneer Series Trust VI | Pioneer Flexible Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Flexible Opportunities Fund	March 1, 2020

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
Pioneer Series Trust VI | Pioneer Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Floating Rate Fund	March 1, 2020

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER SERIES TRUST VII | Pioneer Global High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Global High Yield Fund	March 1, 2020

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER SERIES TRUST VII | Pioneer Global Multisector Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Global Multisector Income Fund	March 1, 2020

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER HIGH YIELD FUND | Pioneer High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer High Yield Fund	March 1, 2020

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER MID CAP VALUE FUND | Pioneer Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Mid Cap Value Fund	March 1, 2020

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER SERIES TRUST VIII | Pioneer International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer International Equity Fund	April 1, 2020

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER SERIES TRUST II | Pioneer Select Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Select Mid Cap Growth Fund	April 1, 2020

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER SERIES TRUST II | Pioneer AMT-Free Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer AMT-Free Municipal Fund	April 1, 2020

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER FUND /MA/ | Pioneer Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Fund	May 1, 2019

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER REAL ESTATE SHARES | Pioneer Real Estate Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Real Estate Shares	May 1, 2019

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER SERIES TRUST XI | Pioneer Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Core Equity Fund	May 1, 2019

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER MONEY MARKET TRUST | Pioneer U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer U.S. Government Money Market Fund	May 1, 2019

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER SERIES TRUST X | Pioneer Multi-Asset Ultrashort Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Multi-Asset Ultrashort Income Fund	August 1, 2019

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER SERIES TRUST X | Pioneer Dynamic Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Dynamic Credit Fund	August 1, 2019

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER SERIES TRUST X | Pioneer Fundamental Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Fundamental Growth Fund	August 1, 2019

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER BOND FUND /DE/ | Pioneer Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Bond Fund	November 1, 2019

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
Pioneer Series Trust IV | Pioneer Balanced ESG Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Balanced ESG Fund	December 1, 2019

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
Pioneer Series Trust IV | Pioneer Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Multi-Asset Income Fund	December 1, 2019

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER ASSET ALLOCATION TRUST | Pioneer Solutions - Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Solutions - Balanced Fund	December 1, 2019

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER SERIES TRUST XII | Pioneer Disciplined Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Disciplined Growth Fund	December 31, 2019

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
Pioneer Series Trust III | Pioneer Disciplined Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Disciplined Value Fund	December 31, 2019

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
Pioneer Series Trust V | Pioneer Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Global Equity Fund	December 31, 2019

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
Pioneer Series Trust V | Pioneer High Income Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer High Income Municipal Fund	December 31, 2019

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
Pioneer Series Trust V | Pioneer Corporate High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Corporate High Yield Fund	December 31, 2019

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
PIONEER SHORT TERM INCOME FUND | Pioneer Short Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Short Term Income Fund	December 31, 2019

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.